Segment Information - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 4,960,009	$ 3,680,451	$ 3,298,873
Interest income	16,183	5,113	4,015
Interest expense	242,750	119,198	111,477
Depreciation and amortization	470,455	371,041	332,027
Income tax expense (benefit)	(75,653)	39,648	65,753
Segment net income (loss)	(203,290)	200,779	232,324
Segment assets	13,196,614	12,765,257	8,735,853
Capital expenditures	859,421	715,626	825,105
Operating Segments
Segment Reporting Information [Line Items]
Revenues	4,825,351	3,578,105	3,164,014
Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues	134,658	102,346	134,859
Interest income	0	0	0
Interest expense	47,314	639	1,060
Depreciation and amortization	0	0	0
Income tax expense (benefit)	(22,253)	(8,466)	(1,130)
Segment net income (loss)	(76,002)	(26,776)	(1,656)
Segment assets	7,312	47,664	3,980
Capital expenditures	0	0	0
Natural Gas Distribution
Segment Reporting Information [Line Items]
Revenues	1,935,069	1,521,790	1,350,585
Interest income	16,183	5,113	4,015
Interest expense	115,880	97,560	101,148
Depreciation and amortization	263,043	253,398	235,295
Income tax expense (benefit)	30,541	29,338	35,755
Segment net income (loss)	154,380	187,135	159,118
Segment assets	8,803,681	7,950,263	7,256,636
Capital expenditures	683,131	601,983	692,216
Natural Gas Distribution | Operating Segments
Segment Reporting Information [Line Items]
Revenues	1,935,069	1,521,790	1,350,585
Natural Gas Distribution | Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues	0	0	0
Utility Infrastructure Services
Segment Reporting Information [Line Items]
Revenues	2,760,327	2,158,661	1,948,288
Interest income	0	0	0
Interest expense	61,371	20,999	9,269
Depreciation and amortization	155,353	117,643	96,732
Income tax expense (benefit)	5,727	18,776	31,128
Segment net income (loss)	2,065	40,420	74,862
Segment assets	2,642,272	2,579,748	1,475,237
Capital expenditures	130,166	113,643	132,889
Utility Infrastructure Services | Operating Segments
Segment Reporting Information [Line Items]
Revenues	2,625,669	2,056,315	1,813,429
Utility Infrastructure Services | Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues	134,658	102,346	$ 134,859
Pipeline and Storage
Segment Reporting Information [Line Items]
Revenues	264,613	0
Interest income	0	0
Interest expense	18,185	0
Depreciation and amortization	52,059	0
Income tax expense (benefit)	(89,668)	0
Segment net income (loss)	(283,733)	0
Segment assets	1,743,349	2,187,582
Capital expenditures	46,124	0
Pipeline and Storage | Operating Segments
Segment Reporting Information [Line Items]
Revenues	264,613	0
Pipeline and Storage | Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 0